Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

The following transactions with related parties occurred during the six months ended June 30, 2012 and 2013.

(a)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: Rent expense under this lease amounted to $18,604 and $24,398 for the six months ended June 30, 2012 and 2013, respectively, and is included in General and administrative expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive loss.

(b)Allseas: The following amounts charged by Allseas are included in the accompanying unaudited interim condensed consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2012	2013
Charter hire commissions	$310,835	$352,539
Total Allseas commissions	$310,835	$352,539

Included in Vessel operating expenses
Superintendent fees	$162,268	$231,520

Included in Dry-docking expenses
Superintendent fees	$-	$109,248

Management fees - related party
Management fees (1)	$1,600,339	$1,994,204
Financial accounting and reporting services	321,838	353,102
Loretto agreement	-	335,784
Total Management fees	$1,922,177	$2,683,090

Included in General and administrative expenses
Administrative fees	$17,826	$18,866
Executive services agreement (2)	$1,629,125	$3,726,847

(1) The daily management fee per vessel is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2013, Allseas management fee was adjusted from €652.02 to €661.15 per vessel per day (or $860.16 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.3010 as of June 30, 2013).

(2) Includes incentive compensation of $0 and $1,960,500 for the six months ended June 30, 2012 and 2013 (refer to Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.)

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying unaudited interim condensed consolidated balance sheets: Technical management and superintendent fees relating to newbuilding vessels, pre-delivery services and vessel purchase commissions, which in the aggregate amounted to $952,344 and $404,820 for the six months ended June 30, 2012 and 2013, respectively.

Each month, the Company funds a payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties. In addition, in 2012, an amount of $1,280,000 was remitted to Allseas for the issuance of a letter of guarantee relating to one of the Company’s vessels, and is reflected as Due from related parties. As of December 31, 2012 and June 30, 2013, the amount due from Allseas was $2,508,195 and $2,444,938, respectively.

In connection with the private placement to Innovation Holdings S.A. (“Innovation Holdings”) that closed in December 2012 and upon the finalization of the Company’s debt restructuring (refer to Note 9 and 12 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report), effective February 15, 2013, 98,039 Class A common shares, representing the 2.0% of the 4,901,961 Class A common shares sold to Innovation Holdings in the private placement, were granted to Loretto Finance Inc. (“Loretto”), a wholly owned subsidiary of Allseas, pursuant to the tripartite agreement between the Company, Allseas and Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 15, 2013, was $335,784, which was recorded as share based compensation and is included in Management fees - related party in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2013.

(c)Crewcare Inc. (“Crewcare”) - Manning Agency Agreements: The expenses incurred amounted to $158,350 and $190,192 for the six months ended June 30, 2012 and 2013, respectively, and are included in Vessel operating expenses. The balances due to Crewcare Inc. amounted to $84,705 and $542,830 as of December 31, 2012 and June 30, 2013, respectively.

(d)Box Ships Inc. (NYSE: TEU) (“Box Ships”): As of December 31, 2012 and June 30, 2013, the Company held 16.4% and 13.8% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is due to the Company’s non-participation in the public offering of 4,000,000 common shares of Box Ships, which was completed on March 18, 2013 (refer to Note 7).

On February 28, 2013, Box Ships prepaid an amount of $1,000,000 and reduced the outstanding balance of the unsecured loan the Company has granted to Box Ships to $13,000,000. In addition, on March 11, 2013, the Company agreed to amend the terms of the loan agreement. Pursuant to the amended agreement, the Company agreed to extend the maturity of the loan for one year, from April 19, 2013 to April 19, 2014. During the remaining term of the loan, Box Ships is required to make quarterly principal installment payments in the amount of $1,000,000 each, with a final balloon payment of $9,000,000 due on the maturity date. In consideration for the amendment of the loan agreement, Box Ships agreed to pay an amendment fee of $65,000, which is included in Interest income in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2013, and to increase the margin from 4.0% to 5.0%. In April 2013, Box Ships paid the amendment fee of $65,000. For the six months ended June 30, 2012 and 2013, interest charged on the respective loan amounted to $341,096 and $316,326, respectively. Pursuant to the amended loan agreement, on April 19, 2013 and on July 19, 2013, Box Ships proceeded with the first two quarterly principal installment payments of $1,000,000 each. In addition, on August 5, 2013, Box Ships prepaid an amount of $5,000,000 and reduced the outstanding balance of the respective loan to $6,000,000.